CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands		Ordinary shares [Member]		Additional Paid-In Capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2023		$ 774		$ 258,173	$ (220,303)	$ 38,644
Balance, shares at Dec. 31, 2023	[1]	2,785,787
Income (loss) for the period		$ 0	[1]		(4,368)	(4,368)
Share-based compensation		0	[1]	626		626
Balance at Jun. 30, 2024		$ 774		258,799	(224,671)	34,902
Balance, shares at Jun. 30, 2024	[1]	2,785,787
Balance at Mar. 31, 2024		$ 774		258,524	(226,647)	32,651
Balance, shares at Mar. 31, 2024	[1]	2,785,787
Income (loss) for the period		$ 0	[1]		1,976	1,976
Share-based compensation		0	[1]	275	0	275
Balance at Jun. 30, 2024		$ 774		258,799	(224,671)	34,902
Balance, shares at Jun. 30, 2024	[1]	2,785,787
Balance at Dec. 31, 2024		$ 774		258,959	(230,883)	$ 28,850
Balance, shares at Dec. 31, 2024		2,785,787	[1]			2,785,787
Income (loss) for the period		$ 0	[1]	0	2,802	$ 2,802
Share-based compensation		0	[1]	230	0	230
Balance at Jun. 30, 2025		$ 774		259,189	(228,081)	$ 31,882
Balance, shares at Jun. 30, 2025		2,785,787	[1]			2,785,787
Balance at Mar. 31, 2025		$ 774		259,089	(239,691)	$ 20,172
Balance, shares at Mar. 31, 2025	[1]	2,785,787
Income (loss) for the period		$ 0	[1]	0	11,610	11,610
Share-based compensation		0	[1]	100	0	100
Balance at Jun. 30, 2025		$ 774		$ 259,189	$ (228,081)	$ 31,882
Balance, shares at Jun. 30, 2025		2,785,787	[1]			2,785,787

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split. For additional information see note 6a.